Expense Example {- Fidelity® Magellan® Fund} - 03.31 Fidelity Magellan Fund K PRO-08 - Fidelity® Magellan® Fund - Fidelity Magellan Fund-Class K	May 29, 2021 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894